UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9012

Smith Barney Institutional Cash Management Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

C/o Citigroup Asset Management

300 First Stamford Place, 4th. floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: May 31

Date of reporting period: May 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

SMITH BARNEY

INSTITUTIONAL CASH

MANAGEMENT FUND, INC.

CLASSIC SERIES   |   ANNUAL REPORT   |   MAY 31, 2005

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S  INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the Presidential election, the U.S. economy continued to expand during the period. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)i growth was a robust 4.0% in the third quarter and 3.8% in the fourth quarter. The preliminary estimate for first quarter 2005 GDP growth was 3.5%, which would be another solid gain. After the end of the Funds’ reporting period, preliminary first quarter 2005 GDP growth was revised up to 3.8% from 3.5%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii moved to raise interest rates in an attempt to ward off inflation. As expected, the Fed increased its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004 — the first rate hike in four years. The Fed again raised rates in 0.25% increments during its next seven meetings, bringing the target for the federal funds rate to 3.00%. Following the end of the Funds’ reporting period, at their June meeting, the Fed once again raised its target for the fed funds rate by 0.25% to 3.25%.

For much of the reporting period, the fixed income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined.

Please read on for a more detailed look at prevailing economic and market conditions during the Funds’ fiscal year and to learn how those conditions affected performance.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

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The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Funds’ Board of Directors will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Investment Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and their Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 30, 2005

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MANAGER OVERVIEW

MARTIN R. HANLEY

Vice President and Investment Officer

JOSEPH P. DEANE

Vice President and Investment Officer

JULIE P. CALLAHAN, CFA

Vice President and Investment Officer

Smith Barney Institutional Cash Management Fund, Inc. — Cash, Government and Municipal Portfolios

Market Overview

The U.S. economy, led by strong consumer and business spending, grew at a solid pace during the fiscal year. Corporate fundamentals remained firm throughout the period and businesses, in general, continued to improve their balance sheets. Low interest rates also helped to sustain a robust housing market. However, there were challenges to the economic expansion. Energy prices rose sharply at the end of 2004 and peaked in early April 2005. While they have fallen from record high levels, energy prices remain high. In addition, the manufacturing sector of the economy has struggled in 2005, particularly the auto sector.

Given the overall strength of the U.S. economy, the Fed moved to tighten its monetary policy and raise interest rates over the reporting period in an attempt to ward off inflation.

Performance Review

As of May 31, 2005, the seven-day current and effective yields for Class A shares of the Cash Portfolio were 2.93% and 2.97%, respectively, the seven-day current and effective yields for Class A shares of the Government Portfolio were 2.84% and 2.88%, respectively, and the seven-day current and effective yields for Class A shares of the Municipal Portfolio were 2.56% and 2.59%, respectively.1

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

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Over the 12-month period ended May 31, 2005, Class A shares of the Cash Portfolio, Government Portfolio and Municipal Portfolio returned 1.90%, 1.83% and 1.50%, respectively.

Both yields for each Fund include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and effective yields for Class A shares of the Cash Portfolio would have been 2.85% and 2.89%, respectively, the seven-day current and effective yields for Class A shares of the Government Portfolio would have been 2.74% and 2.77%, respectively, and the seven-day current and effective yields for Class A shares of the Municipal Portfolio would have been 2.48% and 2.51%, respectively.

Please note that past performance is no guarantee of future results and yields will vary. An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND, INC.

YIELDS AS OF MAY 31, 2005

(Unaudited)

	Seven Day Current Yield[2]	Seven Day Effective Yield[2]

Cash Portfolio	2.93%	2.97%

Government Portfolio	2.84%	2.88%

Municipal Portfolio	2.56%	2.59%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower. Current reimbursement and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the seven-day current and effective yields for the Cash Portfolio would have been 2.85% and 2.89%, respectively, the seven-day current and effective yields for the Government Portfolio would have been 2.74% and 2.77%, respectively, and the seven-day current and effective yields for the Municipal Portfolio would have been 2.48% and 2.51%, respectively.

[2]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

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Certain investors in the Municipal Portfolio may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax advisor.

Investment Approach

During the fiscal year, the money market yield curve rose sharply in response to the Fed’s actions. Given the steady rise in the targeted fed funds rate, we maintained a short average maturity in the Portfolios, particularly in the early part of 2005, to take advantage of the rising rate environment. Although Fed policy was still viewed as “accommodative,” in the latter part of the reporting period we extended the Cash Portfolio’s average maturity to be neutral to slightly longer than its peer group as attractive investment opportunities arose. Over the same period, the Government Portfolio’s average maturity was extended to be moderately longer than its peer group. We believed this was appropriate, as the economy experienced what many viewed as a “soft patch”, partly due to rising energy prices. In addition, we believed that we identified a number of compelling investment opportunities with relatively longer maturities.

Throughout the reporting period, we maintained a diversified portfolio for each Portfolio, with an emphasis on the following securities:

•	Cash Portfolio. The Fund maintained sizable holdings in commercial paper and foreign and domestic bank obligations.

•	Government Portfolio. The Fund’s heavier positions were in securities of the U.S. Government, its agencies and instrumentalities.

•	Municipal Portfolio. The Fund maintained a mix of securities that included tax-exempt commercial paper, fixed-rate notes and variable-rate demand notes. It also invested a significant amount in municipal obligations backed by school districts and essential service revenue bonds. Throughout the entire fiscal year, the Portfolio’s duration was shorter than that of its benchmark in an attempt to take advantage of rising short-term interest rates.

Although our investment selections are subject to change in response to market conditions, as of the end of the period we maintained a more conservative posture in terms of maturity and credit quality.

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Thank you for your investment in the Cash, Government and Municipal Portfolios of the Smith Barney Institutional Cash Management Fund, Inc. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Portfolios’ investment goals.

Sincerely,

Vice President and Investment Officer	Vice President and Investment Officer

Vice President and Investment Officer

June 30, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of May 31, 2005 and are subject to change. Please refer to pages 12 through 32 for a list and percentage breakdown of the Portfolios’ holdings.

RISKS: An investment in a money market portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although each Portfolio seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in a portfolio. Certain investors may be subject to the Federal Alterative Minimum Tax (AMT), and state and local taxes may apply. Capital gains, if any, are fully taxable.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

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Cash Portfolio

Fund at a Glance (unaudited)

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Government Portfolio

Fund at a Glance (unaudited)

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Municipal Portfolio

Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

Example

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2004 and held for the six months ended May 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Cash Portfolio	1.21%	$1,000.00	$1,012.10	0.23%	$1.15

Government Portfolio	1.18	1,000.00	1,011.80	0.23	1.15

Municipal Portfolio	0.93	1,000.00	1,009.30	0.23	1.15

(1)	For the six months ended May 31, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Cash Portfolio	5.00%	$1,000.00	$1,023.78	0.23%	$1.16

Government Portfolio	5.00	1,000.00	1,023.78	0.23	1.16

Municipal Portfolio	5.00	1,000.00	1,023.78	0.23	1.16

(1)	For the six months ended May 31, 2005.
(2)	Expenses (net of voluntary fee waiver) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Schedules of Investments	May 31, 2005

CASH PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 99.9%
Asset-Backed Security — 1.6%
$50,000,000	Blue Heron Funding Ltd., Series 7A, Class A1, 3.131% due 5/26/06 (a) (Cost — $50,000,000)	$50,000,000

Certificates of Deposit — 19.9%
	Bank of America NA:
25,000,000	2.920% due 6/8/05	25,000,000
50,000,000	3.190% due 8/11/05	50,000,000
	Barclays Bank PLC NY:
50,000,000	2.970% due 6/15/05	49,999,605
62,000,000	3.100% due 7/11/05	62,000,649
50,000,000	BNP Paribas, 3.000% due 8/18/05	49,997,279
	Credit Suisse First Boston Corp.:
50,000,000	3.035% due 6/9/05	50,000,000
50,000,000	3.070% due 9/20/05 (b)	50,000,000
50,000,000	Depfa Bank PLC, 3.010% due 6/24/05	50,000,000
16,000,000	Dexia Credit SA, 3.020% due 6/22/05	16,000,000
25,000,000	Fortis Bank NY, 3.415% due 11/14/05	25,000,000
34,000,000	Lloyds TSB Bank PLC NY, 3.340% due 10/19/05	33,993,911
35,000,000	Svenska Handlesbanken NY, 3.050% due 6/30/05	35,000,000
	Toronto-Dominion Bank NY:
50,000,000	3.010% due 6/24/05	50,000,000
40,000,000	3.500% due 12/29/05	40,004,513
50,000,000	Unicredito Italiano SpA, 2.900% due 6/10/05	50,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $636,995,957)	636,995,957

Commercial Paper — 60.8%
25,000,000	ANZ Delaware, Inc., 3.023% due 7/5/05	24,929,167
14,025,000	Atlantis One Funding Corp., Credit Enhanced by Rabobank, 3.403% due 10/24/05 (a)	13,835,760
	Atomium Funding Corp., Credit Enhanced by KBC Bank NV:
21,416,000	3.002% due 6/16/05 (a)	21,389,408
8,000,000	3.023% due 6/20/05 (a)	7,987,333
55,000,000	3.126% due 7/8/05 (a)	54,824,199
15,700,000	Bank of America NA, 3.085% due 7/6/05	15,653,140
	Beethoven Funding Corp., Credit Enhanced by Dresdner Bank AG:
106,137,000	2.973% due 6/9/05 (a)	106,067,294
37,164,000	3.035% due 6/21/05 (a)	37,101,647
3,000,000	3.115% due 7/5/05 (a)	2,991,217
	Brahms Funding Corp.:
40,000,000	3.137% due 7/5/05 (a)	39,882,133
20,881,000	3.146% due 7/7/05 (a)	20,815,642

See Notes to Financial Statements.

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Schedules of Investments (continued)	May 31, 2005

CASH PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

Commercial Paper — 60.8% (continued)
	Bryant Park Funding LLC, Credit Enhanced by HSBC Bank USA:
$30,281,000	3.022% due 6/27/05 (a)	$30,215,391
10,000,000	3.224% due 8/15/05 (a)	9,933,333
26,099,000	Cancara Asset Security Ltd., 3.227% due 8/18/05 (a)	25,918,047
37,485,000	CBA Delaware Finance, Inc., 3.201% due 8/15/05	37,237,052
	Chesham Finance LLC:
50,000,000	3.085% due 7/1/05 (a)	49,872,083
4,000,000	3.222% due 8/11/05 (a)	3,974,756
	Cobbler Funding LLC:
33,580,000	3.196% due 8/10/05 (a)	33,373,017
13,919,000	3.226% due 8/15/05 (a)	13,826,207
19,412,000	Concord Minutemen Capital Co., LLC, 3.033% due 6/20/05 (a)	19,381,162
25,000,000	Crown Point Capital Co. LLC, 3.181% due 9/12/05 (a)	24,776,118
12,000,000	Davis Square Funding III Corp., 3.053% due 6/20/05 (a)	11,980,810
15,000,000	Depfa Bank PLC, 3.038% due 7/5/05 (a)	14,957,288
37,250,000	Ebury Finance Ltd., 3.026% due 6/20/05 (a)	37,190,824
	Eiffel Funding LLC:
25,000,000	3.019% due 6/21/05 (a)	24,958,333
30,000,000	3.095% due 7/6/05 (a)	29,910,167
43,000,000	Ford Credit Floorplan Master Owner Trust, Motown Notes, Series 2002-1A, 3.073% due 7/5/05 (a)	42,876,136
40,000,000	Fountain Square Commercial Funding, 3.056% due 6/27/05 (a)	39,912,178
20,850,000	Galaxy Funding, Inc., 3.013% due 6/21/05 (a)	20,815,366
	Georgetown Funding Co.:
31,000,000	3.053% due 6/16/05 (a)	30,960,733
14,972,000	3.094% due 6/28/05 (a)	14,937,415
26,014,000	Giro Funding U.S. Corp., Credit Enhanced by Bayerische Landesbank, 3.054% due 7/5/05 (a)	25,939,557
35,761,000	Hannover Funding Co., LLC, 3.058% due 6/2/05	35,757,970
17,600,000	Harrier Finance Funding LLC, 3.028% due 6/30/05 (a)	17,557,325
	Harwood Street Funding II:
62,154,000	3.082% due 6/22/05 (a)	62,043,055
10,000,000	3.074% due 6/23/05 (a)	9,981,361
13,268,000	HBOS Treasury Services PLC, 3.023% due 6/30/05	13,235,936
8,100,000	ING U.S. Funding LLC, 3.204% due 8/3/05	8,054,924
	Ivory Funding Corp., Credit Enhanced by A-1/P-1 Rated Institutions:
27,292,000	3.001% due 6/15/05 (a)	27,260,372
25,070,000	3.003% due 6/20/05 (a)	25,030,570
25,000,000	Legacy Capital Corp. LLC, Credit Enhanced by A-1/P-1 Rated Institutions, 2.901% due 6/3/05 (a)	24,996,000
	Liberty Harbour CDO, Inc.:
42,332,000	3.014% due 6/8/05 (a)	42,307,306
25,000,000	3.222% due 8/10/05 (a)	24,844,444
20,000,000	Main Street Warehouse Fund, 3.078% due 6/6/05 (a)	19,991,472

See Notes to Financial Statements.

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Schedules of Investments (continued)	May 31, 2005

CASH PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

Commercial Paper — 60.8% (continued)
$ 3,610,000	Mica Funding LLC, 3.072% due 7/5/05 (a)	$3,599,601
	Monument Gardens Funding LLC:
50,000,000	3.023% due 6/20/05 (a)	49,920,833
44,219,000	3.063% due 6/21/05 (a)	44,144,319
	Park Granada LLC:
26,000,000	3.025% due 6/20/05 (a)	25,958,696
50,000,000	3.136% due 7/12/05 (a)	49,822,333
54,650,000	3.222% due 8/8/05 (a)	54,319,671
	Perry Global Funding LLC, Credit Enhanced by Bank of America NA:
25,000,000	3.045% due 6/24/05 (a)	24,951,604
31,641,000	3.214% due 8/10/05 (a)	31,444,738
47,365,000	Polonius, Inc., Credit Enhanced by Danske Bank, 3.400% due 10/20/05 (a)	46,743,532
	Premier Asset Collateralized Entity LLC:
10,000,000	3.013% due 6/22/05 (a)	9,982,558
10,000,000	3.032% due 7/1/05 (a)	9,974,917
10,050,000	3.195% due 8/5/05 (a)	9,992,478
	Sierra Madre Funding Delaware Corp.:
2,900,000	3.056% due 6/23/05 (a)	2,894,612
55,000,000	3.116% due 7/5/05 (a)	54,838,972
37,000,000	Sigma Finance, Inc., 3.206% due 8/12/05 (a)	36,764,680
37,200,000	St. Germain Holdings Ltd., 3.206% due 8/12/05 (a)	36,963,408
	Stanfield Victoria Funding LLC:
50,000,000	3.060% due 8/5/05 (a)(b)	49,999,101
	Credit Enhanced by Banks or other Institutions rated A-1+:
23,900,000	3.030% due 6/27/05 (a)	23,848,044
50,000,000	3.072% due 7/5/05 (a)	49,855,972
46,700,000	Surrey Funding Corp., Credit Enhanced by Barclays Bank PLC, 3.106% due 7/7/05 (a)	46,555,697
13,448,000	Victory Receivable Corp., Credit Enhanced by A-1/P-1 Rated Institutions, 3.226% due 8/15/05 (a)	13,358,347
	Whistlejacket Capital Ltd.:
5,654,000	3.226% due 8/15/05 (a)	5,616,307
33,325,000	3.256% due 8/22/05 (a)	33,079,821
33,250,000	White Pine Finance LLC, 3.226% due 8/16/05 (a)	33,025,378

	TOTAL COMMERCIAL PAPER (Cost — $1,947,139,267)	1,947,139,267

See Notes to Financial Statements.

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Schedules of Investments (continued)	May 31, 2005

CASH PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

Corporate Bonds & Notes — 5.8%
$100,000,000	Goldman Sachs Group, Inc., 3.170% due 9/19/05 (a)	$100,000,000
25,000,000	Harrier Finance Funding LLC, 3.060% due 10/17/05 (a)	24,996,698
50,000,000	Links Finance LLC, 3.240% due 8/15/05 (a)	50,007,249
11,000,000	Premier Asset Collateralized Entity LLC, 3.060% due 12/15/05 (a)	10,998,956

	TOTAL CORPORATE BONDS & NOTES (Cost — $186,002,903)	186,002,903

Foreign Certificates of Deposit — 8.1%
25,000,000	Calyon, 3.530% due 12/30/05	24,989,548
50,000,000	Deutsche Bank NY, 3.465% due 12/30/05	50,000,000
75,000,000	HBOS Treasury Services NY, 3.200% due 8/19/05	74,992,559
	Societe Generale:
30,000,000	3.000% due 6/30/05	30,000,000
30,000,000	3.200% due 8/15/05	30,000,000
51,000,000	3.280% due 9/19/05	50,988,368

	TOTAL FOREIGN CERTIFICATES OF DEPOSIT (Cost — $260,970,475)	260,970,475

Master Note — 1.5%
47,500,000	Morgan Stanley, 3.263% due 6/1/05 (Cost — $47,500,000)	47,500,000

U.S. Government & Agency Obligation — 0.8%
24,479,000	Federal Home Loan Mortgage Discount Notes, 3.052% due 12/14/05 (Cost — $24,083,174)	24,083,174

Repurchase Agreement — 1.4%
46,070,000	Interest in $46,070,000 repurchase agreement dated 5/31/05 with Bank of America, 3.050% due 6/1/05, Proceed at maturity $46,073,903 (Fully collateralized by U.S. government agency obligations, 0.000%, due 7/20/05 to 11/23/05, Market value — $46,991,726) (Cost — $46,070,000)	46,070,000

	TOTAL INVESTMENTS — 99.9% (Cost — $3,198,761,776#)	3,198,761,776
	Other Assets In Excess of Liabilities — 0.1%	3,426,516

	TOTAL NET ASSETS — 100.0%	$3,202,188,292

#	Aggregate cost for federal income tax purposes is substantially the same.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(b)	Variable rate securities coupon rates as disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

See Notes to Financial Statements.

15        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

GOVERNMENT PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 100.0%
U.S. Government & Agency Obligations — 61.3% (a)
U.S. Government Agencies — 57.7%
	Federal Farm Credit Bank (FFCB):
$ 10,000,000	3.000% due 7/22/05	$9,999,434
15,000,000	3.030% due 8/12/05	14,999,702
15,000,000	3.020% due 8/23/05	15,000,000
20,000,000	3.020% due 9/19/05	20,000,661
16,470,000	Discount Notes, 3.394% due 12/13/05	16,172,922
	Federal Home Loan Bank (FHLB):
25,000,000	2.980% due 10/3/05	24,996,911
	Discount Notes:
40,000,000	3.025% due 7/13/05	39,859,533
69,500,000	3.061% due 7/20/05	69,211,894
	Federal Home Loan Mortgage Corporation (FHLMC), Discount Notes:
50,000,000	2.990% due 7/1/05	49,875,833
15,000,000	2.972% due 7/5/05	14,958,208
40,000,000	3.005% due 7/11/05	39,867,111
10,000,000	2.995% due 7/12/05	9,966,118
10,000,000	2.907% due 8/9/05	9,945,088
3,372,000	3.218% due 9/13/05	3,341,023
10,000,000	3.192% due 9/20/05	9,903,183
10,000,000	3.352% due 11/1/05	9,860,175
25,000,000	3.367% due 12/5/05	24,571,458
	Federal National Mortgage Association (FNMA):
25,000,000	2.983% due 8/29/05	24,996,384
45,000,000	2.970% due 9/15/05	44,992,040
	Discount Notes:
22,910,000	2.973% due 6/27/05	22,861,189
15,000,000	3.000% due 8/24/05	14,896,575
40,000,000	3.124% due 8/10/05	39,758,889
15,000,000	3.300% due 10/19/05	14,810,417
7,783,000	3.159% due 12/30/05	7,642,292

		552,487,040

U.S. Government Obligations — 3.6%
	U.S. Treasury Bills:
25,000,000	2.737% due 8/11/05	24,866,875
10,000,000	2.959% due 9/1/05	9,925,506

		34,792,381

	Total U.S. Government & Agency Obligations (Cost — $587,279,421)	587,279,421

See Notes to Financial Statements.

16        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

GOVERNMENT PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENTS — 38.7%
$220,037,000	Interest in $220,037,000 joint tri-party repurchase agreement dated 5/31/05 with Bank of America, 3.050% due 6/1/05; Proceeds at maturity — $220,055,642; (Fully collateralized by U.S. government agency obligations, 0.000% to 4.125%, due 10/26/05 to 11/18/09; Market value — $224,438,515)	$220,037,000
150,000,000	Interest in $150,000,000 joint tri-party repurchase agreement dated 5/31/05 with Deutsche Bank Securities, Inc., 3.050% due 6/1/05; Proceeds at maturity — $150,012,708; (Fully collateralized by various U.S. government agency obligations, 1.625% to 5.200%, due 6/15/05 to 3/5/19; Market value — $153,002,033)	150,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $370,037,000)	370,037,000

	TOTAL INVESTMENTS — 100.0% (Cost — $957,316,421#)	957,316,421
	Other Assets In Excess of Liabilities — 0.0%	200,063

	TOTAL NET ASSETS — 100.0%	$957,516,484

#	Aggregate cost for federal income tax purposes is substantially the same.
(a)	Coupon rate represents annualized yield.

See Notes to Financial Statements.

17        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 99.5%
Alabama — 2.1%
		Jefferson County, AL, Sewer Revenue:
$10,000,000	A-1+	Series B-2, XLCA-Insured, 3.000% due 6/2/05 (a)	$10,000,000
34,500,000	A-1+	Series C-2, XLCA-Insured, 2.990% due 6/2/05 (a)	34,500,000

		Total Alabama	44,500,000

Arizona — 0.5%
4,000,000	A-1+	Phoenix, AZ, Civic Improvement Wastewater Revenue, 2.350% due 6/10/05 TECP	4,000,000
6,000,000	VMIG1 (d)	Pima County, AZ, IDA, El Dorado Hospital, 3.000% due 6/2/05 (a)	6,000,000

		Total Arizona	10,000,000

Arkansas — 0.2%
3,250,000	A-1+	Sheridan, AR, IDA, Kohler Project, 3.020% due 6/2/05 (a)	3,250,000

California — 0.5%
10,000,000	SP-1	California State, RAN, Series A, 3.000% due 6/30/05	10,009,927

Colorado — 2.8%
		Adams County, CO, Hospital, Platte Valley Medical Center Project:
4,425,000	A-1+	Series A, 3.030% due 6/1/05 (a)	4,425,000
8,630,000	A-1+	Series B, 3.030% due 6/1/05 (a)	8,630,000
		Arapahoe County, CO:
2,500,000	AAA	E-470-Vehicle Registered, MBIA-Insured, 6.150% due 8/31/05 Pre-Refunded @103 (b)	2,600,305
4,305,000	VMIG1 (d)	Exelsior Youth Centers, Inc., 3.020% due 6/2/05 (a)	4,305,000
1,025,000	AAA	Senior E-470 Project, 6.900% due 8/31/05 Pre-Refunded @103 (b)	1,068,022
10,000,000	SP-1+	Colorado State, TRAN, 3.000% due 6/27/05	10,009,953
2,545,000	A-1+	Dove Valley Metropolitan District, CO, Arapahoe County GO, 1.950% due 11/1/05 (c)	2,545,000
8,875,000	VMIG1 (d)	Fiddlers Business Improvement District, CO, Greenwood Village GO, 3.050% due 6/2/05 (a)	8,875,000
1,080,000	A-1+	La Plata County, CO, PCR, Amoco Project, 2.100% due 9/1/05	1,080,000
12,500,000	A-1+	Regional Transportation District, CO, COP, Series 2001-A, 2.700% due 6/7/05 TECP	12,500,000
2,200,000	A-1+	Westminster, CO, EDA, North Huron Urban Renewal, 3.000% due 6/2/05 (a)	2,200,000

		Total Colorado	58,238,280

See Notes to Financial Statements.

18        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

District of Columbia — 3.2%
$ 4,000,000	A-1	District of Columbia, American Red Cross, 2.330% due 6/8/05 TECP	$4,000,000
		District of Columbia Revenue:
2,560,000	A-1+	American Psychological Association, LOC-Bank of America NA, 3.010% due 6/2/05 (a)	2,560,000
12,880,000	A-1+	Consortium Issue, 2.970% due 6/2/05 (a)	12,880,000
29,600,000	A-1+	GO, Series C, FGIC-Insured, 2.970% due 6/1/05 (a)	29,600,000
14,000,000	A-1+	Henry J Kaiser Foundation, 3.010% due 6/2/05 (a)	14,000,000
3,555,000	NR	National Museum of Women Arts, 3.070% due 6/2/05 (a)	3,555,000

		Total District of Columbia	66,595,000

Florida — 6.4%
14,075,000	A-1	Broward County, PART FL, School Board COP MSTC, Series 9033, FSA-Insured, 3.000% due 6/1/05 (a)	14,075,000
9,990,000	A-1	Florida Board of Education, MSTC, Series 9007, FGIC-Insured, PART, 3.000% due 6/1/05 (a)	9,990,000
		Florida Local Government Commission, TECP, Pooled Program, Series A:
10,000,000	A-1	2.750% due 6/2/05	10,000,000
9,146,000	A-1	2.130% due 8/5/05	9,146,000
		Highlands County, FL, Health Facilities:
15,500,000	A-1+	Adventist Health Systems Ar-2, FGIC-Insured, 2.960% due 6/2/05 (a)	15,500,000
14,050,000	A-1+	Hospital Adventist Health, Series A, 2.960% due 6/2/05 (a)	14,050,000
		Hillsborough County, FL:
3,800,000	A-1+	EFA, Southwest Florida College Project, 3.020% due 6/1/05 (a)	3,800,000
4,000,000	F-1+ (e)	IDA, Tampa Metropolitan Area YMCA Project, 3.010% due 6/2/05 (a)	4,000,000
11,930,000	A-1	School District Sales Tax Revenue MSTC, Series 9032, AMBAC-Insured, PART 3.000% due 6/1/05 (a)	11,930,000
4,650,000	AAA	Utilities, Refunding, 6.000% due 8/1/05	4,680,852
9,100,000	A-1+	Jacksonville, FL, Series A, FGIC-Insured, 2.150% due 7/8/05 TECP	9,100,000
3,940,000	Aa2 (d)	Miami, FL, Health Facilities Authority Revenue, Jewish Home & Hospital Aged Project, 2.970% due 6/1/05 (a)	3,940,000
		Miami-Dade County, FL:
7,785,000	A-1+	EFA, Florida International University Foundation Project, 2.970% due 6/1/05 (a)	7,785,000
3,745,000	F-1+ (e)	IDA, Gulliver School Project, 3.010% due 6/2/05 (a)	3,745,000

See Notes to Financial Statements.

19        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

Florida — 6.4% (continued)
$ 4,100,000	F-1+ (e)	Orange County, FL, IDR, Central Florida YMCA Project, Series A, 3.010% due 6/2/05 (a)	$4,100,000
2,200,000	VMIG1 (d)	Pasco County, FL, HFA, MFH Carlton Arms Project, 3.160% due 6/2/05 (a)	2,200,000
5,100,000	A-1+	Pinellas County, FL, IDR, YMCA Suncoast Project, 2.970% due 6/1/05 (a)	5,100,000
60,000	Aa2 (d)	Tallahassee-Leon County, FL, Civic Center, Series B, 2.970% due 6/1/05 (a)	60,000

		Total Florida	133,201,852

Georgia — 6.5%
		Atlanta, GA, Airport Revenue:
35,000,000	A-1+	Refunding, General Series RF-C-1, MBIA-Insured, 2.990% due 6/2/05 (a)	35,000,000
20,955,000	A-1+	Series B-2, MBIA-Insured, 2.970% due 6/2/05 (a)	20,955,000
1,180,000	A-1+	Atlanta, GA, Metropolitan Rapid Transportation Authority Sales Tax Revenue, Series PA-528, MBIA-Insured, PART, 3.010% due 6/2/05 (a)	1,180,000
4,425,000	A-1+	Atlanta, GA, Water & Wastewater Revenue, MBIA-Insured, 3.000% due 6/1/05 (a)	4,425,000
2,400,000	A-1+	Bibb County, GA, Development Authority Educational, Tattnall Square Academy, 3.020% due 6/2/05 (a)	2,400,000
11,400,000	Aa2 (d)	Columbus, GA, Hospital Authority Revenue, St. Francis Hospital, Inc. Project, 2.970% due 6/1/05 (a)	11,400,000
		De Kalb County, GA, Development Authority Revenue:
9,000,000	VMIG1 (d)	Oglethorpe University Project, 2.970% due 6/1/05 (a)	9,000,000
3,345,000	Aa2 (d)	St. Martins Episcopal School, 3.020% due 6/2/05 (a)	3,345,000
12,000,000	VMIG1 (d)	Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 2.970% due 6/1/05 (a)	12,000,000
		Macon-Bibb County, GA:
24,375,000	VMIG1 (d)	Hospital Authority, Medical Center, 2.970% due 6/1/05 (a)	24,375,000
2,880,000	A-1+	IDR, I-75 Business Park & Airport Project, 3.020% due 6/2/05 (a)	2,880,000
4,000,000	A-1+	Private Colleges & University Authority, GA, Emory University, Series SG 146 PART, 2.990% due 6/2/05 (a)	4,000,000
4,310,000	VMIG1 (d)	Union County, GA, Development Authority Revenue, Boy Scouts of America Atlanta Project, 2.970% due 6/1/05 (a)	4,310,000

		Total Georgia	135,270,000

See Notes to Financial Statements.

20        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

Illinois — 9.7%
$ 8,900,000	A-1	Chicago, IL, GO, MSTC, Series 9012, FSA-Insured PART, 3.000% due 6/1/05 (a)	$8,900,000
44,900,000	A-1+	Chicago, IL, Tax Increment, Senior Lien Allocation, Series A, 3.000% due 6/1/05 (a)	44,900,000
7,185,000	A-1+	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project, 3.010% due 6/2/05 (a)	7,185,000
8,000,000	A-1	Du Page County, IL, Transportation Revenue, MSTC, Series 9010, FSA-Insured PART, 3.000% due 6/1/05 (a)	8,000,000
		Illinois DFA:
2,000,000	VMIG1 (d)	Carmel High School Project, 3.000% due 6/1/05 (a)	2,000,000
4,500,000	A-1	Oak Park Residence Corp. Project, 2.970% due 6/2/05 (a)	4,500,000
5,650,000	A-1+	Rosecrance, Inc. Project, 2.980% due 6/1/05 (a)	5,650,000
		Illinois Health Facilities Authority Revenue:
1,900,000	A-1+	Carle Foundation, Series B, 2.970% due 6/1/05 (a)	1,900,000
		Pekin Memorial Hospital:
10,000,000	VMIG1 (d)	Series 97, 3.030% due 6/2/05 (a)	10,000,000
12,485,000	VMIG1 (d)	Series B, 3.030% due 6/2/05 (a)	12,485,000
4,700,000	VMIG1 (d)	Series C, 3.030% due 6/2/05 (a)	4,700,000
18,000,000	A-1+	Refunding Herman M Finch University, 2.970% due 6/1/05 (a)	18,000,000
		Illinois State Toll Highway Authority:
4,400,000	A-1	MSTC 98-67 PART, FSA-Insured, 3.000% due 6/1/05 (a)	4,400,000
1,500,000	VMIG1 (d)	Refunding Series B, FSA-Insured, 2.950% due 6/2/05 (a)	1,500,000
		Illinois State, GO:
15,000,000	SP-1+	Certificates, 3.000% due 6/3/05	15,000,776
9,985,000	A-1	Series 378, FGIC-Insured PART, 2.990% due 6/2/05	9,985,000
15,870,000	A-1	Metropolitan Pier & Exposition Authority, IL, State Tax Revenue, MSTC, Series 2024 FGIC-Insured PART, 3.000% due 6/1/05 (a)	15,870,000
4,400,000	A-1	Tinley Park, IL, MFH Revenue, 2.970% due 6/2/05 (a)	4,400,000
		University of Illinois:
13,200,000	A-1+	Health Services Facilities Systems, Series B, 2.970% due 6/1/05 (a)	13,200,000
10,145,000	A-1	MSTC, Series 9031, AMBAC-Insured PART, 3.000% due 6/1/05 (a)	10,145,000

		Total Illinois	202,720,776

See Notes to Financial Statements.

21        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

Indiana — 1.4%
$ 4,000,000	Aa2 (d)	Crawfordsville, IN, IDR, National Service Industries, Inc. Project, 3.020% due 6/2/05 (a)	$4,000,000
		Indiana Health Facilities Financing Authority:
19,100,000	A-1	Baptist Homes of Indiana, 2.970% due 6/2/05 (a)	19,100,000
1,400,000	A-1	Capital Access Designated Pool, 2.980% due 6/1/05 (a)	1,400,000
4,700,000	A-1	Warren Township, IN, School Building Corp. MERLOT, Series A52 FGIC-Insured PART, 3.000% due 6/1/05 (a)	4,700,000

		Total Indiana	29,200,000

Iowa — 1.1%
		Iowa Finance Authority:
2,000,000	VMIG1 (d)	MFH Cedarwood Hills Project, Series A, 3.020% due 6/2/05 (a)	2,000,000
6,000,000	A-1+	Retirement Community Wesley Services, Series B, 2.960% due 6/2/05 (a)	6,000,000
11,000,000	A-1+	Iowa Higher Education Authority Revenue, MBIA-Insured, 3.010% due 6/1/05 (a)	11,000,000
4,125,000	NR	Mason City, IA, IDR, Supervalue, Inc. Project, 3.080% due 6/1/05 (a)	4,125,000

		Total Iowa	23,125,000

Kansas — 0.3%
5,300,000	A-1	Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc., Series B, 2.970% due 6/2/05 (a)	5,300,000

Kentucky — 4.7%
8,000,000	VMIG1 (d)	Fulton County, KY, United Healthcare Hospital Co., 3.040% due 6/1/05 (a)	8,000,000
		Hancock County, KY, PCR, Southwire Co. Project:
21,685,000	NR	Series A, 3.110% due 6/2/05 (a)	21,685,000
1,000,000	NR	Series B, 3.110% due 6/2/05 (a)	1,000,000
27,000,000	SP-1+	Kentucky Association of Counties Advance Revenue, TRAN, 3.000% due 6/30/05	27,023,060
7,000,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027, FSA-Insured PART, 3.000% due 6/1/05 (a)	7,000,000
4,800,000	NR	Lexington-Fayette Urban County, KY, 2.980% due 6/3/05 (a)	4,800,000
18,930,000	A-1+	Louisville & Jefferson, KY, Series SG-132, PART, 2.990% due 6/2/05 (a)	18,930,000
9,405,000	A-1+	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, 2.960% due 6/3/05 (a)	9,405,000

		Total Kentucky	97,843,060

See Notes to Financial Statements.

22        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

Louisiana — 1.2%
$15,000,000	A-1+	Louisiana Local Government Environment Facilities & Community Development, BASF Corp. Project, Series B, 2.970% due 6/1/05 (a)	$15,000,000
10,000,000	A-1	Lousiana State PFA Christus Health Facilities, AMBAC-Insured, 2.070% due 6/7/05 TECP	10,000,000

		Total Louisiana	25,000,000

Maryland — 0.9%
7,505,000	A-1	Baltimore County, MD, GO, PART Series 364, 2.990% due 6/2/05 (a)	7,505,000
10,089,000	A-1	Howard County, MD, MFH, Series PT-1021, FNMA-Insured PART, 3.000% due 6/2/05 (a)	10,089,000
1,900,000	VMIG1 (d)	Maryland State HEFA, Medlantic/Helix Systems, Series 829, 3.000% due 6/2/05 (a)	1,900,000

		Total Maryland	19,494,000

Massachusetts — 2.3%
3,300,000	A-1+	Massachusetts State Bay Transportation Authority, Series B, TECP, 2.050% due 6/6/05	3,300,000
		Massachusetts State DFA:
		Revenue:
2,000,000	A-1+	2.970% due 6/2/05 (a)	2,000,000
10,790,000	VMIG1 (d)	Notre Dame Health Care Center, 3.060% due 6/2/05 (a)	10,790,000
4,000,000	A-1	TECP, 2.250% due 8/30/05	4,000,000
		Massachusetts State Water Authority, TECP:
15,000,000	A-1+	Series 94, 2.800% due 6/1/05	15,000,000
3,000,000	A-1+	Series 95, 2.330% due 6/2/05	3,000,000
10,000,000	VMIG1 (d)	Medfield, MA, GO, BAN, 3.000% due 8/1/05	10,012,154

		Total Massachusetts	48,102,154

Michigan — 4.2%
		Detroit, MI:
14,200,000	VMIG1 (d)	Refunding Senior Lien, Series B, MBIA-Insured, 2.980% due 6/2/05 (a)	14,200,000
5,000,000	VMIG1 (d)	Sewer MERLOT, Series I, FGIC-Insured PART, 3.000% due 6/1/05 (a)	5,000,000
11,800,000	VMIG1 (d)	Detroit, MI, Downtown Development Authority, Refunding Millender Center Project, 3.050% due 6/2/05 (a)	11,800,000
		Michigan State Building Authority:
4,995,000	VMIG1 (d)	Revenue, Series 516, PART, 3.000% due 6/2/05 (a)	4,995,000
14,000,000	A-1+	TECP, Series 3, 2.680% due 7/21/05	14,000,000

See Notes to Financial Statements.

23        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

Michigan — 4.2% (continued)
		Michigan State, TECP, GO:
$15,500,000	A-1+	Series A-2004, 2.200% due 10/5/05	$15,500,000
14,750,000	A-1+	Series B, 2.200% due 10/5/05	14,750,000
7,000,000	VMIG1 (d)	Saline, MI, EDA, Limited Obligation Associates Spring Project, Series 88, 3.000% due 6/1/05 (a)	7,000,000

		Total Michigan	87,245,000

Minnesota — 0.9%
15,000,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Refunding Fairview Health Services, Series B, AMBAC-Insured, 2.970% due 6/1/05 (a)	15,000,000
2,900,000	A-1+	Minneapolis, MN, Seed Academy Harvest School, 3.120% due 6/2/05 (a)	2,900,000

		Total Minnesota	17,900,000

Mississippi — 0.3%
5,350,000	NR	Newton, MS, IDR, La-Z-Boy Chair Co. Project, 3.020% due 6/2/05 (a)	5,350,000

Missouri — 1.7%
6,500,000	A-1	Boone County, MO, IDA, Retirement Center Terrace Apartments Project, 3.010% due 6/2/05 (a)	6,500,000
12,000,000	A-1+	Missouri State HEFA Revenue, Washington University, Series B, 2.980% due 6/1/05 (a)	12,000,000
		Missouri State HEFA School District Funding Program Notes:
1,000,000	SP-1+	Cape Girardeau, 3.000% due 11/14/05	1,005,342
3,000,000	SP-1+	Fort Zumwalt, 3.000% due 11/14/05	3,016,025
2,000,000	SP-1+	Grandview, 3.000% due 11/14/05	2,010,684
2,700,000	SP-1+	St Louis, 3.000% due 11/14/05	2,714,423
2,500,000	SP-1+	Webster Groves, 3.000% due 11/14/05	2,513,354
5,600,000	VMIG1 (d)	Missouri State Public Utility Community Revenue, Interim Construction Notes, 2.750% due 10/1/05	5,617,526

		Total Missouri	35,377,354

Montana — 0.2%
3,925,000	NR	Montana State Board EDR, Farmers Union Central Project, 3.010% due 6/3/05 (a)	3,925,000

National — 1.7%
29,550,000	VMIG1 (d)	Clipper Tax Exempt Trust, Certificate Partnership, Series A, FSA-Insured PART, 3.080% due 6/2/05 (a)	29,550,000
6,980,000	NR	Macon Pooled Variable Rate Trust, MBIA-Insured, PART 3.110% due 6/2/05 (a)	6,980,000

		Total National	36,530,000

See Notes to Financial Statements.

24        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

Nebraska — 1.3%
		Nebraska Student Loan Nebhelp, Series B, MBIA-Insured:
$14,000,000	A-1+	3.030% due 6/1/05 (a)	$14,000,000
12,305,000	A-1+	3.030% due 6/1/05 (a)	12,305,000

		Total Nebraska	26,305,000

New Hampshire — 0.7%
1,000,000	AAA	New Hampshire Bank, MBIA-Insured, 5.625% due 8/15/05	1,008,065
		New Hampshire HEFA:
5,200,000	VMIG1 (d)	Frisbie Memorial Hospital, 3.020% due 6/2/05 (a)	5,200,000
8,000,000	VMIG1 (d)	Healthcare Exeter Hospital Group, 2.980% due 6/2/05 (a)	8,000,000

		Total New Hampshire	14,208,065

New Jersey — 1.2%
25,000,000	SP-1+	New Jersey State, TAN, Series A, 3.000% due 6/24/05	25,023,346

New Mexico — 0.9%
3,105,000	VMIG1 (d)	New Mexico State, Hospital Equipment Loan Council Rehoboth Mckinley Health, 3.070% due 6/1/05 (a)	3,105,000
8,710,000	A-1+	New Mexico, Inc. Housing Authority, Lease Region III Lease Purchase Program, Class A, 3.010% due 6/2/05 (a)	8,710,000
7,625,000	A-1+	University of New Mexico, University Revenue, Series B, 2.980% due 6/1/05 (a)	7,625,000

		Total New Mexico	19,440,000

New York — 1.2%
10,000,000	A-1+	New York City Municipal Water, TECP, Series 6, 2.130% due 7/14/05	10,000,000
5,100,000	A-1+	New York City, NY, IDA Revenue, Liberty 1, Bryant Park LLC, Series B, 2.980% due 6/1/05 (a)	5,100,000
9,150,000	A-1+	New York State Power Authority Revenue & General Purpose, GO, 2.150% due 9/1/05	9,150,000

		Total New York	24,250,000

North Carolina — 1.2%
1,060,000	A-1+	Buncombe County, NC, GO, Series B, 2.990% due 6/2/05 (a)	1,060,000
4,465,000	Aa2 (d)	North Carolina Educational Facilities Finance, Cape Fear Academy, 2.970% due 6/2/05 (a)	4,465,000
4,300,000	A-1	North Carolina Medical Care Commission, St. Josephs Mission Hospital, 3.010% due 6/2/05 (a)	4,300,000

See Notes to Financial Statements.

25        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

North Carolina — 1.2% (continued)
$15,000,000	A-1+	Wake County, NC, GO, Series B, 4.000% due 4/1/06 (c)	$15,159,163

		Total North Carolina	24,984,163

Ohio — 1.4%
5,530,000	VMIG1 (d)	Akron Bath Copley, OH, Joint Hospital District Health Care Facilities Summer Project, 2.980% due 6/2/05 (a)	5,530,000
7,000,000	VMIG1 (d)	Cincinnati, OH, Development Authority, National Underground Rail Road Museum, Series A, 3.030% due 6/1/05 (a)	7,000,000
10,500,000	F-1+ (e)	Franklin County, OH, Healthcare Facilities Friendship Village Dublin, Series A, 2.970% due 6/2/05 (a)	10,500,000
6,000,000	VMIG1 (d)	Ohio State Higher Educational Facilities Revenue, Ashland University Project, 3.010% due 6/2/05 (a)	6,000,000

		Total Ohio	29,030,000

Oklahoma — 1.1%
23,305,000	A-1+	Oklahoma Water Reserve Board State Loan Program, 2.470% due 10/1/05 (c)	23,305,000

Oregon — 0.7%
5,000,000	VMIG1 (d)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series A, 3.020% due 6/2/05 (a)	5,000,000
9,415,000	VMIG1 (d)	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor, Inc. Project, 3.010% due 6/2/05 (a)	9,415,000

		Total Oregon	14,415,000

Pennsylvania — 8.2%
25,200,000	A-1+	Emmaus, PA, General Authority Revenue, Subser D-23, 3.000% due 6/1/05 (a)	25,200,000
2,560,000	VMIG1 (d)	Erie County, PA, Hospital Authority Revenue, Senior Living Services, Inc. Project, 3.030% due 6/2/05 (a)	2,560,000
6,710,000	A-1+	Lehigh County, PA, General Purpose Authority, The Good Shepherd Group, AMBAC-Insured, 3.070% due 6/2/05 (a)	6,710,000
59,530,000	A-1+	New Garden, PA, General Authority, Pooled Financing Program, Series I, AMBAC-Insured, 3.030% due 6/1/05 (a)	59,530,000
8,000,000	VMIG1 (d)	North Wales, PA, Water Authority, Rural Water Project, 2.750% due 10/1/05	8,026,905
3,225,000	A-1+	Philadelphia, PA, Hospital & Higher Education Facilities Authority, Temple East, Inc., Project, Series B, 2.990% due 6/2/05 (a)	3,225,000

See Notes to Financial Statements.

26        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

Pennsylvania — 8.2% (continued)
$ 3,675,000	NR	Philadelphia, PA, IDR, Friends of Mast School, Inc., 3.020% due 6/2/05 (a)	$3,675,000
		West Cornwall Township, PA:
25,420,000	A-1+	Bethlehem School District Project, FSA-Insured, 2.990% due 6/2/05 (a)	25,420,000
15,810,000	A-1+	Series A, FSA-Insured, 2.990% due 6/2/05 (a)	15,810,000
21,665,000	A-1+	West Cornwall Township, PA, Municipal Authority, Pennsylvania General Government Loan Program, FSA-Insured, 2.990% due 6/2/05 (a)	21,665,000

		Total Pennsylvania	171,821,905

Rhode Island — 0.1%
2,950,000	A-1+	Rhode Island Health & Educational Building Corp., Educational Institution Paul Cuffee School, 2.980% due 6/1/05 (a)	2,950,000

South Carolina — 0.9%
11,520,000	A-1	North Charleston, SC, Municipal Golf Course Mortgage Revenue, 3.030% due 6/1/05 (a)	11,520,000
		South Carolina Jobs EDA:
2,650,000	A-1+	Family YMCA Florence Project, 3.020% due 6/2/05 (a)	2,650,000
1,000,000	NR	Pickens County YMCA Project, 3.010% due 6/2/05 (a)	1,000,000
3,000,000	VMIG1 (d)	South Carolina State Public Service Authority MERLOT, Series L, MBIA-Insured PART, 3.000% due 6/1/05 (a)	3,000,000

		Total South Carolina	18,170,000

South Dakota — 0.2%
3,600,000	NR	Watertown, SD, IDR, Supervalue Inc., Project, 3.080% due 6/1/05 (a)	3,600,000

Tennessee — 5.5%
7,280,000	VMIG1 (d)	Clarksville, TN, Public Building Authority Financing, 2.970% due 6/2/05 (a)	7,280,000
4,350,000	NR	Dayton, TN, IDR, La-Z-Boy Chair Co. Project, 3.020% due 6/2/05 (a)	4,350,000
1,945,000	A-1+	Memphis, TN, GO, Series A, 3.010% due 6/1/05 (a)	1,945,000
		Metropolitan Government Nashville & David County, TN, GO:
7,500,000	VMIG1 (d)	2.970% due 6/1/05 (a)	7,500,000
7,000,000	VMIG1 (d)	Munitops Series 1999-1, FGIC-Insured PART, 2.990% due 6/1/05 (a)	7,000,000
19,000,000	F-1+ (e)	Nashville Symphony Hall Project, 2.960% due 6/2/05 (a)	19,000,000

See Notes to Financial Statements.

27        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

Tennessee — 5.5% (continued)
		TECP:
$ 7,500,000	A-1+	2.100% due 7/14/05	$7,500,000
5,000,000	A-1+	2.250% due 8/15/05	5,000,000
8,690,000	VMIG1 (d)	Montgomery County, TN, Public Building Authority, Loan Pool, 2.960% due 6/2/05 (a)	8,690,000
		Sevier County, TN, Public Building Authority:
1,935,000	VMIG1 (d)	Adjustable Local Government Improvement, Series III-A-2, AMBAC-Insured, 2.980% due 6/2/05 (a)	1,935,000
		Local Government Improvement:
5,000,000	VMIG1 (d)	Series I-A2, AMBAC-Insured, 2.980% due 6/2/05 (a)	5,000,000
4,100,000	VMIG1 (d)	Series I-AI, AMBAC-Insured, 2.980% due 6/2/05 (a)	4,100,000
2,100,000	VMIG1 (d)	Series II-A-1, AMBAC-Insured, 2.980% due 6/2/05 (a)	2,100,000
6,800,000	VMIG1 (d)	Series III-G-1, AMBAC-Insured, 2.980% due 6/2/05 (a)	6,800,000
3,000,000	VMIG1 (d)	Series IV-B-3, FSA-Insured, 3.000% due 6/1/05 (a)	3,000,000
2,570,000	VMIG1 (d)	Series IV-B-9, FSA-Insured, 3.000% due 6/1/05 (a)	2,570,000
9,000,000	VMIG1 (d)	Sumner County,TN, School Cap Outlay Notes, Series A, 2.960% due 6/1/05 (a)	9,000,000
		Tennessee State, TECP:
4,650,000	A-1+	GO Series A, 2.380% due 8/1/05	4,650,000
8,000,000	A-1+	School Board Series 1997, 2.070% due 6/2/05	8,000,000

		Total Tennessee	115,420,000

Texas — 17.7%
7,670,000	A-1	Austin, TX, Utilities Systems Revenue, Series 498, FSA-Insured PART, 3.000% due 6/2/05 (a)	7,670,000
730,000	VMIG1 (d)	Austin, TX, Wastewater, Munitops Series 2000-10, MBIA-Insured PART, 3.000% due 6/1/05 (a)	730,000
13,000,000	VMIG1 (d)	Barber Hill, TX, ISD, GO, Munitops, Series 1998-24, PSFG PART, 3.000% due 6/1/05 (a)	13,000,000
17,000,000	A-1+	Brazos, TX, HBR Industrial Development Corp., BASF Corp. Project, 3.000% due 6/1/05 (a)	17,000,000
10,000,000	VMIG1 (d)	Comal, TX, ISD, GO, Munitops Series 1999-9, PSFG PART, 3.000% due 6/1/05 (a)	10,000,000
7,500,000	A-1+	Dallas, TX, Area Rapid Transit, Senior Subordinated 2001, TECP, 2.050% due 6/7/05	7,500,000

See Notes to Financial Statements.

28        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

Texas — 17.7% (continued)
$ 4,700,000	A-1+	Denton, TX, ISD, GO, Series B, PSFG, 1.550% due 8/15/05 (c)	$4,700,000
		Grand Prairie, TX, ISD, GO:
9,990,000	VMIG1 (d)	Munitops, Series 2000-20, PSFG PART, 2.990% due 6/1/05 (a)	9,990,000
4,265,000	AAA	PSFG, 1.620% due 8/1/05	4,265,000
		Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Project:
3,280,000	AAA	2.100% due 7/15/05	3,280,000
7,000,000	A-1+	2.100% due 9/1/05	7,000,000
4,000,000	P-1	Harris County, TX, Flood Control District, TECP, 2.060% due 6/9/05	4,000,000
		Harris County, TX, Health Facilities Development Corp.:
10,900,000	A-1+	The Methodist Systems, Series B, 2.980% due 6/1/05 (a)	10,900,000
1,800,000	VMIG1 (d)	YMCA Greater Houston Area, 2.980% due 6/1/05 (a)	1,800,000
		Harris County, TX, Toll Road, Senior Lien, Series E, TECP:
4,900,000	A-1	2.400% due 7/12/05	4,900,000
5,300,000	A-1	2.850% due 8/8/05	5,300,000
7,000,000	A-1+	Hockley County, TX, Industrial Development Corp., Amoco Project Std Oil Co., 2.100% due 9/1/05	7,000,000
5,000,000	VMIG1 (d)	Houston, TX, ISD, GO, Munitops Series 2000-2011, PSFG PART, 3.050% due 6/1/05 (a)	5,000,000
6,100,000	A-1+	Houston, TX, Sports Authority Special Revenue, Series C, MBIA-Insured, 3.000% due 6/2/05 (a)	6,100,000
		Houston, TX, TECP, GO:
3,000,000	A-1+	Series A, 2.900% due 7/28/05	3,000,000
15,000,000	A-1+	Series D, 2.750% due 6/7/05	15,000,000
10,000,000	A-1+	Series D, 2.900% due 7/28/05	10,000,000
		Series E:
10,000,000	A-1+	2.130% due 6/1/05	10,000,000
5,000,000	A-1+	2.800% due 6/8/05	5,000,000
7,955,000	A-1	Houston, TX, Water & Sewer Systems Revenue, MERLOT, Series A-128, 3.000% due 6/1/05 (a)	7,955,000
50,000,000	A-1+	Katy, TX, ISD, GO, PSFG, 2.980% due 6/2/05 (a)	50,000,000
5,500,000	VMIG1 (d)	Leander, TX, ISD, GO, Munitops, Series 2002-16, PSFG PART, 3.000% due 6/1/05 (a)	5,500,000
10,000,000	A-1+	Lewisville, TX, ISD, GO, Series SGA 134, PSFG PART, 3.000% due 6/1/05 (a)	10,000,000
3,400,000	NR	McAllen, TX, Health Facilities Development Corp., McAllen Associates, 3.150% due 6/2/05 (a)	3,400,000

See Notes to Financial Statements.

29        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE

Texas — 17.7% (continued)
$15,000,000	A-1+	North Central, TX, Health Facilities Development, Methodist Hospital, AMBAC-Insured, 2.330% due 6/8/05 TECP	$15,000,000
		North Texas Tollway Authority, Series B:
8,300,000	A-1+	2.970% due 6/1/05 (a)	8,300,000
8,000,000	A-1+	2.970% due 6/1/05 (a)	8,000,000
20,000,000	VMIG1 (d)	Pasadena, TX, ISD, GO, Series B, FSA-Insured, 4.700% due 9/1/05	20,115,789
10,130,000	A-1	Pflugerville, TX, ISD, GO, Series 565, PSFG PART, 2.990% due 6/2/05 (a)	10,130,000
7,000,000	VMIG1 (d)	Richmond, TX, Higher Education Finance Corp., Bayou University of Houston, AMBAC-Insured, 2.990% due 6/2/05 (a)	7,000,000
8,990,000	A-1	San Antonio, TX, Electric & Gas Revenue, MSTC, Series 9005, FSA-Insured PART, 3.000% due 6/1/05 (a)	8,990,000
4,115,000	A-1+	San Antonio, TX, Water Revenue, Series SGA 42, PART 3.000% due 6/1/05 (a)	4,115,000
2,780,000	VMIG1 (d)	Southwest Texas Higher Education Authority, Southern Methodist University, 2.980% due 6/1/05 (a)	2,780,000
27,000,000	SP-1+	Texas State, TRAN, 3.000% due 8/31/05	27,089,384
3,000,000	A-1+	University of North Texas, Series SGA 146, FSA-Insured PART, 3.000% due 6/1/05 (a)	3,000,000
5,265,000	A-1+	Yoakum County, TX, Industrial Development Corp., BP Amoco Project, 2.700% due 11/1/05	5,265,000

		Total Texas	369,775,173

Utah — 1.5%
27,000,000	A-1	Intermountain Power Agency Utilities, TECP, Series B-2, 2.340% due 6/1/05	27,000,000
4,795,000	A-1+	Utah County, UT, Heritage Schools Project, Series A, 3.020% due 6/2/05 (a)	4,795,000

		Total Utah	31,795,000

Virginia — 0.6%
9,500,000	A-1+	Alexandria, VA, IDA Revenue, Institute for Defense, Series B, AMBAC-Insured, 3.080% due 6/2/05 (a)	9,500,000
3,000,000	VMIG1 (d)	Norfolk, VA, Redevelopment & Housing Authority, Old Dominion University Project, 2.960% due 6/2/05 (a)	3,000,000

		Total Virginia	12,500,000

Washington — 1.4%
2,000,000	F-1+ (e)	Bremerton, WA, Kitsap Regional Conference Center, 3.010% due 6/2/05 (a)	2,000,000

See Notes to Financial Statements.

30        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

MUNICIPAL PORTFOLIO
FACE AMOUNT	RATING‡	SECURITY	VALUE
Washington — 1.4% (continued)
$ 2,270,000	VMIG1 (d)	Central Puget Sound, WA, Regional Transit Authority, Series 360, FGIC-Insured PART, 3.010% due 6/2/05 (a)	$2,270,000
4,000,000	A-1+	Energy Northwest, WA, Electric Revenue, Refunding Project Number 3, Series E, 2.960% due 6/1/05 (a)	4,000,000
2,610,000	AAA	Washington State COP, Department of Personnel, Series D, MBIA-Insured, 3.000% due 7/1/05	2,612,753
		Washington State Housing Finance Communities:
2,000,000	A-1+	Overlake School Project, 2.970% due 6/2/05 (a)	2,000,000
2,315,000	F-1+ (e)	United Way King County Project, 3.010% due 6/2/05 (a)	2,315,000
15,000,000	A-1+	Washington, WA, Health Care Facilities Authority, Highline Medical Center, 2.960% due 6/2/05 (a)	15,000,000

		Total Washington	30,197,753

Wisconsin — 0.9%
3,900,000	A-1+	Wisconsin State HEFA, Northland College, 2.970% due 6/2/05 (a)	3,900,000
15,630,000	A-1+	Wisconsin State, TECP, GO, Series A, 3.020% due 6/13/05	15,630,000

		Total Wisconsin	19,530,000

		TOTAL INVESTMENTS — 99.5% (Cost — $2,074,897,808#)	2,074,897,808
		Other Assets In Excess of Liabilities — 0.5%	9,918,769

		TOTAL NET ASSETS — 100.0%	$2,084,816,577

#	Aggregate cost for federal income tax purposes is substantially the same.
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
(a)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.
(b)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Variable rate securities. Coupon rates disclosed are those which are in effect at May 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(d)	Rating by Moody’s Investors Service.
(e)	Ratings by Fitch Ratings Service.

See pages 33 and 34 for definitions of ratings.

See Notes to Financial Statements.

31        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Schedules of Investments (continued)	May 31, 2005

Abbreviations used in this schedule:
AMBAC	—	Ambac Assurance Corporation
BAN	—	Bond Anticipation Note
COP	—	Certificate of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GIC	—	Guaranteed Investment Contract
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
MERLOT	—	Municipal Exempt Receipts Liquidity Optional Receipts
MFH	—	Multi-Family Housing
MSTC	—	Municipal Securities Trust Certificates
PART	—	Partnership Structure
PCR	—	Pollution Control Revenue
PSFG	—	Permanent School Fund Guaranty
RAN	—	Revenue Anticipation Notes
TAN	—	Tax Anticipation Notes
TECP	—	Tax Exempt Commercial Paper
TRAN	—	Tax and Revenue Anticipation Notes
XLCA	—	XL Capital Assurance

Summary By Industry As a Percent of Total Investments	May 31, 2005
Hospitals	14.1%
General Obligation	13.4%
Education	11.1%
Industrial Development	10.7%
Finance	7.3%
Transportation	6.8%
Utilities	5.2%
Public Facilities	4.5%
Water and Sewer	3.3%
Housing: Multi-Family	1.9%
Pollution Control	1.6%
Life Care Systems	1.2%
Government Facilities	0.9%
Environmental Control	0.7%
Electric	0.6%
Miscellaneous	16.7%

100.0%

See Notes to Financial Statements.

32        Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

—  Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

—  Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

—  Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

—  Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

—  Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—  Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

—  Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

—  Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

33       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Bond Ratings (unaudited) (continued)

Fitch Ratings (“Fitch”) — Ratings from “AA” to “BBB” may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings categories.

AA	— Bonds rated “AA” are considered to be investment-grade and of very high credit quality. The obligor’s ability to pay interest and/or dividends and repay principal is very strong.
A

—  Bonds and preferred stock considered to be investment-grade and of high credit quality. The obligor’s ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

BBB

—  Bonds rated “BBB” are considered to be investment-grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

F-1

—  Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit features are denoted with a plus (+) sign.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

—  Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

—  Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

34       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Statements of Assets and Liabilities	May 31, 2005

	Cash Portfolio	Government Portfolio	Municipal Portfolio
ASSETS:
Investments, at amortized cost	$3,152,691,776	$587,279,421	$2,074,897,808
Repurchase agreements, at amortized cost	46,070,000	370,037,000	—

Total investments, at amortized cost	3,198,761,776	957,316,421	2,074,897,808
Cash	947	883	114,930
Interest receivable	4,325,968	251,527	10,224,693
Prepaid expenses	110,749	109,735	111,981

Total Assets	3,203,199,440	957,678,566	2,085,349,412

LIABILITIES:
Management fee payable	570,138	102,661	307,701
Dividends payable	253,235	4,850	121,171
Transfer agent fees payable	87,565	19,000	52,833
Directors’ fees payable	150	348	122
Accrued expenses	100,060	35,223	51,008

Total Liabilities	1,011,148	162,082	532,835

Total Net Assets	$3,202,188,292	$957,516,484	$2,084,816,577

NET ASSETS:
Par value (Note 3)	$32,021	$9,575	$20,846
Paid-in capital in excess of par value	3,202,085,770	957,497,342	2,084,734,993
Undistributed net investment income	70,501	16,614	—
Accumulated net realized gain (loss) on investment transactions	—	(7,047)	60,738

Total Net Assets	$3,202,188,292	$957,516,484	$2,084,816,577

Shares Outstanding	3,202,117,791	957,506,917	2,084,560,107

Net Asset Value	$1.00	$1.00	$1.00

See Notes to Financial Statements.

35       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Statements of Operations	For the Year Ended May 31, 2005

	Cash Portfolio	Government Portfolio	Municipal Portfolio
INVESTMENT INCOME:
Interest	$69,030,684	$14,221,737	$33,572,642

EXPENSES:
Management fee (Note 2)	8,888,904	2,035,672	5,231,376
Transfer agent fees (Note 2)	548,605	132,134	344,890
Registration fees	170,612	97,449	140,862
Custody	146,881	40,823	97,091
Audit and legal	49,566	38,785	42,904
Insurance	40,546	11,599	21,289
Shareholder reports	36,815	6,855	25,567
Directors’ fees	27,507	14,055	20,984
Miscellaneous expenses	14,901	39,126	5,143

Total Expenses	9,924,337	2,416,498	5,930,106
Less: Management fee waiver (Notes 2 and 5)	(2,582,716)	(708,363)	(1,535,367)

Net Expenses	7,341,621	1,708,135	4,394,739

Net Investment Income	61,689,063	12,513,602	29,177,903

Net Realized Gain (Loss) From Investment Transactions	3,497	(7,047)	76,890

Increase in Net Assets From Operations	$61,692,560	$12,506,555	$29,254,793

See Notes to Financial Statements.

36       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Statements of Changes in Net Assets

	For the Years Ended May 31,
Cash Portfolio	2005	2004
OPERATIONS:
Net investment income	$61,689,063	$34,264,110
Net realized gain	3,497	18,109

Increase in Net Assets From Operations	61,692,560	34,282,219

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(61,685,566)	(34,246,001)
Net realized gains	(3,497)	(18,109)

Decrease in Net Assets From Distributions to Shareholders	(61,689,063)	(34,264,110)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	9,044,335,175	9,485,486,529
Reinvestment of distributions	58,804,398	32,612,702
Cost of shares repurchased	(9,395,707,957)	(9,992,022,082)

Decrease in Net Assets From Fund Share Transactions	(292,568,384)	(473,922,851)

Decrease in Net Assets	(292,564,887)	(473,904,742)
NET ASSETS:
Beginning of year	3,494,753,179	3,968,657,921

End of year*	$3,202,188,292	$3,494,753,179

* Includes undistributed net investment income of:	$70,501	$67,004

See Notes to Financial Statements.

37       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Statements of Changes in Net Assets (continued)

	For the Years Ended May 31,
Government Portfolio	2005	2004
OPERATIONS:
Net investment income	$12,513,602	$5,322,433
Net realized gain (loss)	(7,047)	14,015

Increase in Net Assets From Operations	12,506,555	5,336,448

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(12,513,602)	(5,308,418)
Net realized gains	—	(14,015)

Decrease in Net Assets From Distributions to Shareholders	(12,513,602)	(5,322,433)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	2,534,078,079	2,621,240,613
Reinvestment of distributions	12,294,927	5,240,258
Cost of shares repurchased	(2,772,680,320)	(2,069,967,848)

Increase (Decrease) in Net Assets From Fund Share Transactions	(226,307,314)	556,513,023

Increase (Decrease) in Net Assets	(226,314,361)	556,527,038
NET ASSETS:
Beginning of year	1,183,830,845	627,303,807

End of year*	$957,516,484	$1,183,830,845

* Includes undistributed net investment income of:	$16,614	$16,614

See Notes to Financial Statements.

38       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Statements of Changes in Net Assets (continued)

	For the Years Ended May 31,
Municipal Portfolio	2005	2004
OPERATIONS:
Net investment income	$29,177,903	$16,865,482
Net realized gain (loss)	76,890	(7,121)

Increase in Net Assets From Operations	29,254,793	16,858,361

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(29,177,903)	(16,865,482)
Net realized gains	(9,031)	—

Decrease in Net Assets From Distributions to Shareholders	(29,186,934)	(16,865,482)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	6,505,151,532	6,235,516,735
Reinvestment of distributions	27,962,087	16,076,716
Cost of shares repurchased	(6,332,196,970)	(6,300,123,163)

Increase (Decrease) in Net Assets From Fund Share Transactions	200,916,649	(48,529,712)

Increase (Decrease) in Net Assets	200,984,508	(48,536,833)
NET ASSETS:
Beginning of year	1,883,832,069	1,932,368,902

End of year	$2,084,816,577	$1,883,832,069

See Notes to Financial Statements.

39       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

	Class A Shares
Cash Portfolio	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.019		0.009		0.014		0.026		0.060
Distributions from net investment income	(0.019)		(0.009)		(0.014)		(0.026)		(0.060)
Distributions from net realized gains	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)

Net Asset Value, End of Year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(2)	1.90%		0.91%		1.42%		2.59%		6.13%

Net Assets, End of Year (millions)	$3,202		$3,495		$3,969		$3,593		$5,117

Ratios to Average Net Assets:
Gross expenses	0.30%		0.30%		0.29%		0.31%		0.33%
Net expenses(3)(4)	0.22%		0.23%		0.23%		0.23%		0.23%
Net investment income	1.87%		0.91%		1.40%		2.53%		5.85%

(1)	Amount is less than $0.001 per share.
(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower.
(3)	The investment manager has waived a portion of its fees.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.23%.

See Notes to Financial Statements.

40       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

	Class A Shares
Government Portfolio	2005	2004(1)		2003		2002		2001
Net Asset Value, Beginning of Year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.018	0.009		0.013		0.024		0.058
Distributions from net investment income	(0.018)	(0.009)		(0.013)		(0.024)		(0.058)
Distributions from net realized gains	—	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)

Net Asset Value, End of Year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(3)	1.83%	0.86%		1.31%		2.42%		5.96%

Net Assets, End of Year (millions)	$958	$1,184		$627		$564		$367

Ratios to Average Net Assets:
Gross expenses	0.32%	0.32%		0.35%		0.32%		0.38%
Net expenses(4)(5)	0.23%	0.23%		0.23%		0.23%		0.23%
Net investment income	1.66%	0.86%		1.30%		2.18%		5.65%

(1)	Per share amounts have been calculated using the average shares method.
(2)	Amount is less than $0.001 per share.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower.
(4)	The investment manager has waived a portion of its fees.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.23%.

See Notes to Financial Statements.

41       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

	Class A Shares
Municipal Portfolio	2005		2004	2003	2002	2001
Net Asset Value, Beginning of Year	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.015		0.008	0.012	0.019	0.038
Distributions from net investment income	(0.015)		(0.008)	(0.012)	(0.019)	(0.038)
Distributions from net realized gains	(0.000	)(1)	—	—	—	—

Net Asset Value, End of Year	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(2)	1.50%		0.81%	1.18%	1.86%	3.83%

Net Assets, End of Year (millions)	$ 2,085		$ 1,884	$ 1,932	$ 1,434	$ 908

Ratios to Average Net Assets:
Gross expenses	0.31%		0.30%	0.32%	0.32%	0.35%
Net expenses(3)(4)	0.23%		0.23%	0.23%	0.23%	0.23%
Net investment income	1.51%		0.81%	1.16%	1.76%	3.63%

(1)	Amount is less than $0.001 per share.
(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower.
(3)	The investment manager has waived a portion of its fees.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.23%.

See Notes to Financial Statements.

42       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Cash Portfolio (“Cash”), Government Portfolio (“Government”) and Municipal Portfolio (“Municipal”) are separate diversified investment funds (“Funds”) of Smith Barney Institutional Cash Management Fund, Inc. (“Company”), a Maryland corporation, registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the

43       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Notes to Financial Statements (continued)

Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, there were no reclassifications.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds. Each Fund pays SBFM a management fee calculated at the annual rate of 0.27% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the year ended May 31, 2005, the Funds had voluntary expense limitations in place of 0.23% for each Fund. These expense limitations can be terminated at any time by SBFM on 14 days prior notice to shareholders.

For the year ended May 31, 2005, SBFM voluntarily waived a portion of its management fees in the amount of $2,582,716, $708,363 and $1,535,367 for Cash, Government and Municipal Portfolios, respectively.

44       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Notes to Financial Statements (continued)

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”), acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder record-keeping and financial processing for all shareholder accounts and is paid by CTB. During the year ended May 31, 2005, the Cash, Government and Municipal Portfolios paid transfer agent fees of $482,296, $114,436 and $278,082 to CTB.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

Pursuant to a Shareholder Service Plan and related Servicing Agreement, each Fund pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the Fund’s average daily net assets of the Class B shares. For the year ended May 31, 2005, there were no service fees incurred.

All officers and one director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.	Capital Shares

At May 31, 2005, the Company had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Company has the ability to issue multiple classes of shares within the Funds. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses, those specifically related to the distribution of its shares.

45       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Notes to Financial Statements (continued)

Transactions in shares of each class, each at $1.00, were as follows:

	Year Ended May 31, 2005	Year Ended May 31, 2004
Cash Portfolio
Shares sold	9,044,335,175	9,485,486,529
Shares issued on reinvestment	58,804,398	32,612,702
Shares repurchased	(9,395,707,957)	(9,992,022,082)

Net Decrease	(292,568,384)	(473,922,851)

Government Portfolio
Shares sold	2,534,078,079	2,621,240,613
Shares issued on reinvestment	12,294,927	5,240,258
Shares repurchased	(2,772,680,320)	(2,069,967,848)

Net Increase (Decrease)	(226,307,314)	556,513,023

Municipal Portfolio
Shares sold	6,505,151,532	6,235,516,735
Shares issued on reinvestment	27,962,087	16,076,716
Shares repurchased	(6,332,196,970)	(6,300,123,163)

Net Increase (Decrease)	200,916,649	(48,529,712)

4.	Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Funds have made the following distributions:

Declaration Date	Record Date	Payable Date	Cash Portfolio	Government Portfolio	Municipal Portfolio
Daily	Daily	6/30/2005	$0.0024	$0.0024	$0.0018

The tax character of distributions paid during the fiscal year ended May 31, 2005 were as follows:

	Cash Portfolio	Government Portfolio	Municipal Portfolio
Distributions paid from:
Ordinary Income	$61,689,063	$12,513,602	$9,031
Tax-Exempt Income	—	—	29,177,903

Total Distributions Paid	$61,689,063	$12,513,602	$29,186,934

46       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal year ended May 31, 2004 were as follows:

	Cash Portfolio	Government Portfolio	Municipal Portfolio
Distributions paid from:
Ordinary Income	$34,264,110	$5,322,433	$—
Tax-Exempt Income	—	—	16,865,482

Total Distributions Paid	$34,264,110	$5,322,433	$16,865,482

As of May 31, 2005, there were no significant differences between the book and tax components of net assets.

As of May 31, 2005, the Government Portfolio had the following net capital loss carryforwards remaining:

Year of Expiration	Government Portfolio
5/31/2013	$(7,047)

This amount will be available to offset any future taxable capital gains.

5.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that

47       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Notes to Financial Statements (continued)

includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent

48       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Notes to Financial Statements (continued)

consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

6.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

49       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Notes to Financial Statements (continued)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

7.	Subsequent Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Funds’ Board of Directors will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval.

50       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors of

Smith Barney Institutional Cash Management Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cash, Government and Municipal Portfolios of Smith Barney Institutional Cash Management Fund, Inc. as of May 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cash, Government and Municipal Portfolios of Smith Barney Institutional Cash Management Fund, Inc. as of May 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 22, 2005

51       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Additional Information (unaudited)

Information about Directors and Officers

The business and affairs of the Cash, Government and Municipal Portfolios (“Funds”) are managed under the direction of the Smith Barney Institutional Cash Management Fund, Inc. (“Company”) Board of Directors. Information pertaining to the Directors and Executive Officers of the Company is set forth below. The Statement of Additional Information includes additional information about the Company’s Directors and is available, without charge, upon request by calling the Company’s transfer agent, Citicorp Trust Bank, fsb. at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Board Memberships Held by Director

Non-Interested Directors:
Paul R. Ades Paul R. Ades, PLLC 181 West Main Street Suite C Babylon, NY 11702 Birth Year: 1940	Director	Since 1995	Law Firm of Paul R. Ades, PLLC (April 2000 to present); Partner in Law Firm of Murov & Ades, Esqs. (from November 1970 to March 2000)	16	None

Dwight B. Crane Harvard Business School Soldiers Field Morgan Hall #375 Boston, MA 02163 Birth Year: 1937	Director	Since 1995	Professor, Harvard Business School	48	None

Frank G. Hubbard Avatar International, Inc. 87 Whittredge Road Summit, NJ 07901 Birth Year: 1937	Director	Since 1995	President of Avatar International, Inc. (business development) (since 1998); Vice President of S&S Industries (chemical distribution) (from 1995-1998)	16	None

Jerome H. Miller c/o Smith Barney Mutual Funds 125 Broad Street New York, NY 10004 Birth Year: 1937	Director	Since 1995	Retired	16	None

Ken Miller Young Stuff Apparel Group, Inc. 930 Fifth Avenue Suite 610 New York, NY 10021 Birth Year: 1942	Director	Since 1995	President of Young Stuff Apparel Group, Inc. (since 1963)	16	None

52       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Board Memberships Held by Director
Interested Director:

R. Jay Gerken, CFA** CAM 399 Park Avenue Mezzanine New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Citigroup Global Markets Inc. (“CGM”); Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”), Travelers Investment Adviser, Inc. (“TIA”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); Formerly Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000)	220	None

Officers:

Andrew B. Shoup CAM 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1956	Senior Vice President and Chief Administrative Officer	Since 2003	Director of CAM; Senior Vice President and Chief Administrative Officer of mutual funds associated with Citigroup; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global Funds Administration of CAM (from 2000 to 2001); Head of U.S. Citibank Funds Administration of CAM (from 1998 to 2000)	N/A	N/A

53       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Board Memberships Held by Director
Kaprel Ozsolak CAM 125 Broad Street 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004	Vice President of CGM; Chief Financial Officer and Treasurer of certain mutual funds associated with Citigroup; Controller of certain mutual funds associated with Citigroup	N/A	N/A

Julie P. Callahan, CFA CAM 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1972	Vice President and Investment Officer	Since 2002	Vice President of CGM	N/A	N/A

Joseph P. Deane CAM 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1947	Vice President and Investment Officer	Since 1999	Managing Director of CGM; Investment Officer of SBFM	N/A	N/A

Martin R. Hanley CAM 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1965	Vice President and Investment Officer	Since 1996	Managing Director of CGM; Investment Officer of SBFM	N/A	N/A

Andrew Beagley CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1962	Chief Anti-Money Laundering Compliance Officer Chief Compliance Officer	Since 2002 Since 2004	Director of CGM (since 2000); Director of Compliance, North America, CAM (since 2000); Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer of certain mutual funds associated with Citigroup; Director of Compliance, Europe, the Middle East and Africa, CAM (from 1999 to 2000); Chief Compliance Officer, SBFM, CFM, TIA	N/A	N/A

54       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen by Director	Other Board Memberships Held by Director
Robert I. Frenkel CAM 300 First Stamford Place, 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for CAM and its predecessor (since 1994); Secretary of CFM (from 2001 to 2004); Secretary and Chief Legal Officer of mutual funds associated with Citigroup	N/A	N/A

*	Each Director and Executive Officer serves until his or her successor has been duly elected and qualified.
**	Mr. Gerken is an “interested person” of the Company as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

55       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended May 31, 2005:

	Cash Portfolio	Government Portfolio

Record Date:	Daily	Daily
Payable Date:	Monthly	Monthly

Interest from Federal Obligations	0.06%	35.49%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

All of the net investment income distributions paid monthly by the Municipal Portfolio during the taxable year ended May 31, 2005, qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the Municipal Portfolio paid an ordinary income distribution of $0.000004803 to shareholders of record on December 23, 2004.

Please retain this information for your records.

56       Smith Barney Institutional Cash Management Fund, Inc.      |      2005 Annual Report

SMITH BARNEY

INSTITUTIONAL CASH MANAGEMENT FUND, INC.

DIRECTORS

Paul R. Ades

Dwight B. Crane

R. Jay Gerken, CFA

    Chairman

Frank G. Hubbard

Jerome H. Miller

Ken Miller

OFFICERS

R. Jay Gerken, CFA

President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President

and Chief Administrative
Officer

Kaprel Ozsolak
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA

Vice President and

Investment Officer

Joseph P. Deane

Vice President and

Investment Officer

Martin R. Hanley

Vice President and

Investment Officer

OFFICERS (continued)

Andrew Beagley

Chief Anti-Money Laundering Compliance
Officer and Chief
Compliance Officer

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTOR

Citigroup Global Markets, Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Smith Barney Institutional Cash Management Fund, Inc.

Cash Portfolio

Government Portfolio

Municipal Portfolio

The Funds are separate investment funds of Smith Barney Institutional Cash Management Fund, Inc., a Maryland corporation.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc., and is not for use with the general public.

SMITH BARNEY INSTITUTIONAL CASH

MANAGEMENT FUND, INC.

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

FD02405 7/05	05-8775

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Dwight B. Crane, a member of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Crane as the Audit Committee’s financial expert. Mr. Crane is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2004 and May 31, 2005 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $63,800 in 2004 and $63,800 in 2005.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Smith Barney Institutional Cash Management Fund, Inc. (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $7,000 in 2004 and $7,000 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Smith Barney Institutional Cash Management Fund, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Smith Barney Fund Management LLC (“SBFM”), and any entity controlling, controlled by or under common control with SBFM that provided ongoing services to Smith Barney Institutional Cash Management Fund, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Smith Barney Institutional Cash Management Fund, Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2004 and 2005; Tax Fees were 100% and 100% for 2004 and 2005; and Other Fees were 100% and 100% for 2004 and 2005.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Smith Barney Institutional Cash Management Fund, Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Smith Barney Institutional Cash Management Fund, Inc. during the reporting period were $0 in 2005 for fees related to the transfer agent matter as fully described in the notes the financial statements titled “additional information” and $75,000 for 2004.

(h) Yes. The Smith Barney Institutional Cash Management Fund, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Smith Barney Institutional Cash Management Fund, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a - 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Institutional Cash Management Fund, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Institutional Cash Management Fund, Inc.

Date: August 5, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Institutional Cash Management Fund, Inc.

Date: August 5, 2005

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Smith Barney Institutional Cash Management Fund, Inc.

Date: August 5, 2005